Other disclosures on cash flows	12 Months Ended
Dec. 31, 2022
Other disclosures on cash flows
Other disclosures on cash flows

28.        Other disclosures on cash flows

Non-cash transactions

In the year ended December 31, 2022:

●	The amount of R$ 26,115 (2021 - R$ 25,322, 2020 – R$ 51,991) regarding additions on right-of-use assets, was also added in the lease liabilities line item.
●	The amount of R$ 1,469 (2021 – R$ 3,395, 2020 – R$ 2,878) regarding provision for contingencies of responsibility of the sellers of subsidiaries acquired in prior years, was reversed to the indemnification assets line item in non-current assets.